INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
17	INTANGIBLE ASSETS

	2021	2020
	US$’000	US$’000
Cost:
Balance at 1 January	7,669	7,057
Additions	6	352
Reclassification to disposal group held for sale (Note 38)	-	(10)
Disposal	(2)	-
Derecognition of intangible asset	(5,412)	-
Effect of foreign currency exchange differences	(232)	270
Balance at 31 December	2,029	7,669

Accumulated amortisation:
Balance at 1 January	3,942	3,244
Amortisation from continuing operations	165	146
Reclassification to disposal group held for sale (Note 38)	-	(10)
Derecognition of intangible asset	(2,127)	-
Effect of foreign currency exchange differences	(178)	562
Balance at 31 December	1,802	3,942

Impairment:
Balance at 1 January	3,322	3,636
Derecognition of intangible asset	(3,284)	-
Effect of foreign currency exchange differences	(38)	(314)
Balance at 31 December	-	3,322

Carrying Amount:
At 31 December	227	405

Intangible assets include club memberships, software and licences. Club memberships are lifetime memberships and are not amortised. Software and licenses arose from the installation of major information systems (including packaged software) and are amortised over 3 years, the period over which the benefit is expected to accrue.